Pension and other post-retirement benefits (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	SFr 19,511
End of the measurement period	19,314	SFr 19,511
Defined benefit pension plans | Level 1
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	7,053
End of the measurement period	4,559	7,053
Defined benefit pension plans | Level 2
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	8,620
End of the measurement period	10,433	8,620
Defined benefit pension plans | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	3,838	2,140
Transfers In	85	1,380
Transfers Out	(99)	(7)
On assets still held at reporting date	142	98
On assets sold during the period	(35)	16
Purchases, sales, settlements	390	180
Foreign currency translation impact	1	31
End of the measurement period	4,322	3,838
Defined benefit pension plans | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	267	177
Transfers In	2	2
Transfers Out	(12)	0
On assets still held at reporting date	2	(13)
On assets sold during the period	0	17
Purchases, sales, settlements	35	65
Foreign currency translation impact	0	19
End of the measurement period	294	267
Defined benefit pension plans | Level 3 | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
Transfers In	77
Transfers Out	0
On assets still held at reporting date	0
On assets sold during the period	0
Purchases, sales, settlements	0
Foreign currency translation impact	0
End of the measurement period	77	0
Defined benefit pension plans | Level 3 | Real estate
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,263	1,219
Transfers In	0	0
Transfers Out	(87)	(2)
On assets still held at reporting date	39	32
On assets sold during the period	0	0
Purchases, sales, settlements	(12)	3
Foreign currency translation impact	1	11
End of the measurement period	1,204	1,263
Defined benefit pension plans | Level 3 | Real estate - direct
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,146	1,123
Transfers In	0	0
Transfers Out	0	0
On assets still held at reporting date	26	23
On assets sold during the period	0	0
Purchases, sales, settlements	(16)	0
Foreign currency translation impact	0	0
End of the measurement period	1,156	1,146
Defined benefit pension plans | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	117	96
Transfers In	0	0
Transfers Out	(87)	(2)
On assets still held at reporting date	13	9
On assets sold during the period	0	0
Purchases, sales, settlements	4	3
Foreign currency translation impact	1	11
End of the measurement period	48	117
Defined benefit pension plans | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,308	744
Transfers In	6	1,378
Transfers Out	0	(5)
On assets still held at reporting date	101	79
On assets sold during the period	(35)	(1)
Purchases, sales, settlements	367	112
Foreign currency translation impact	0	1
End of the measurement period	2,747	2,308
Defined benefit pension plans | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	692	607
Transfers In	0	0
Transfers Out	0	(1)
On assets still held at reporting date	11	40
On assets sold during the period	(26)	0
Purchases, sales, settlements	62	46
Foreign currency translation impact	0	0
End of the measurement period	739	692
Defined benefit pension plans | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,011	3
Transfers In	6	953
Transfers Out	0	0
On assets still held at reporting date	37	(10)
On assets sold during the period	9	(1)
Purchases, sales, settlements	151	65
Foreign currency translation impact	0	1
End of the measurement period	1,214	1,011
Defined benefit pension plans | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	605	134
Transfers In	0	425
Transfers Out	0	(4)
On assets still held at reporting date	53	49
On assets sold during the period	(18)	0
Purchases, sales, settlements	154	1
Foreign currency translation impact	0	0
End of the measurement period	794	605
Defined benefit pension plans - Switzerland
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	15,635	14,912
Foreign currency translation impact	0	0
End of the measurement period	15,602	15,635
Defined benefit pension plans - Switzerland | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	3,360
End of the measurement period	4,126	3,360
Defined benefit pension plans - Switzerland | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	3,022
End of the measurement period	4,112	3,022
Defined benefit pension plans - Switzerland | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	338
End of the measurement period	14	338
Defined benefit pension plans - Switzerland | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	4,767
End of the measurement period	5,597	4,767
Defined benefit pension plans - Switzerland | Real estate
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,680
End of the measurement period	1,803	1,680
Defined benefit pension plans - Switzerland | Real estate - direct
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,146
End of the measurement period	1,156	1,146
Defined benefit pension plans - Switzerland | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	534
End of the measurement period	647	534
Defined benefit pension plans - Switzerland | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,845
End of the measurement period	2,923	2,845
Defined benefit pension plans - Switzerland | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	692
End of the measurement period	739	692
Defined benefit pension plans - Switzerland | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	953
End of the measurement period	1,135	953
Defined benefit pension plans - Switzerland | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,200
End of the measurement period	1,049	1,200
Defined benefit pension plans - Switzerland | Level 1
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	6,457
End of the measurement period	3,313	6,457
Defined benefit pension plans - Switzerland | Level 1 | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	421
End of the measurement period	725	421
Defined benefit pension plans - Switzerland | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	83
End of the measurement period	722	83
Defined benefit pension plans - Switzerland | Level 1 | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	338
End of the measurement period	3	338
Defined benefit pension plans - Switzerland | Level 1 | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,545
End of the measurement period	1,351	2,545
Defined benefit pension plans - Switzerland | Level 1 | Real estate
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Real estate - direct
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	508
End of the measurement period	255	508
Defined benefit pension plans - Switzerland | Level 1 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	508
End of the measurement period	255	508
Defined benefit pension plans - Switzerland | Level 2
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	5,782
End of the measurement period	8,463	5,782
Defined benefit pension plans - Switzerland | Level 2 | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,939
End of the measurement period	3,399	2,939
Defined benefit pension plans - Switzerland | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,939
End of the measurement period	3,388	2,939
Defined benefit pension plans - Switzerland | Level 2 | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	11	0
Defined benefit pension plans - Switzerland | Level 2 | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,222
End of the measurement period	4,246	2,222
Defined benefit pension plans - Switzerland | Level 2 | Real estate
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	534
End of the measurement period	647	534
Defined benefit pension plans - Switzerland | Level 2 | Real estate - direct
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	534
End of the measurement period	647	534
Defined benefit pension plans - Switzerland | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	87
End of the measurement period	0	87
Defined benefit pension plans - Switzerland | Level 2 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	87
End of the measurement period	0	87
Defined benefit pension plans - Switzerland | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	3,396	1,862
Transfers In	2	1,378
Transfers Out	0	(2)
On assets still held at reporting date	126	111
On assets sold during the period	(34)	0
Purchases, sales, settlements	336	47
Exchange rate gains/(losses) on investments	0	0
End of the measurement period	3,826	3,396
Defined benefit pension plans - Switzerland | Level 3 | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	2	0
Defined benefit pension plans - Switzerland | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	2	0
Defined benefit pension plans - Switzerland | Level 3 | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Real estate
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,146
End of the measurement period	1,156	1,146
Defined benefit pension plans - Switzerland | Level 3 | Real estate - direct
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,146
End of the measurement period	1,156	1,146
Defined benefit pension plans - Switzerland | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - Switzerland | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,250
End of the measurement period	2,668	2,250
Defined benefit pension plans - Switzerland | Level 3 | Private equity - alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	692
End of the measurement period	739	692
Defined benefit pension plans - Switzerland | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	953
End of the measurement period	1,135	953
Defined benefit pension plans - Switzerland | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	605
End of the measurement period	794	605
Defined benefit pension plans - International
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	3,876	3,007
Foreign currency translation impact	(132)	208
End of the measurement period	3,712	3,876
Defined benefit pension plans - International | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,046
End of the measurement period	1,926	2,046
Defined benefit pension plans - International | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,476
End of the measurement period	1,551	1,476
Defined benefit pension plans - International | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	570
End of the measurement period	375	570
Defined benefit pension plans - International | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	882
End of the measurement period	936	882
Defined benefit pension plans - International | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	117
End of the measurement period	135	117
Defined benefit pension plans - International | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	444
End of the measurement period	372	444
Defined benefit pension plans - International | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	169
End of the measurement period	157	169
Defined benefit pension plans - International | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	275
End of the measurement period	215	275
Defined benefit pension plans - International | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	108
End of the measurement period	101	108
Defined benefit pension plans - International | Level 1
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	596
End of the measurement period	1,246	596
Defined benefit pension plans - International | Level 1 | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	189
End of the measurement period	890	189
Defined benefit pension plans - International | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	181
End of the measurement period	522	181
Defined benefit pension plans - International | Level 1 | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	8
End of the measurement period	368	8
Defined benefit pension plans - International | Level 1 | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	216
End of the measurement period	339	216
Defined benefit pension plans - International | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - International | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	(15)	0
Defined benefit pension plans - International | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - International | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	(15)	0
Defined benefit pension plans - International | Level 1 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - International | Level 2
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,838
End of the measurement period	1,970	2,838
Defined benefit pension plans - International | Level 2 | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,590
End of the measurement period	744	1,590
Defined benefit pension plans - International | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,028
End of the measurement period	737	1,028
Defined benefit pension plans - International | Level 2 | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	562
End of the measurement period	7	562
Defined benefit pension plans - International | Level 2 | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	666
End of the measurement period	520	666
Defined benefit pension plans - International | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	87	0
Defined benefit pension plans - International | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	386
End of the measurement period	308	386
Defined benefit pension plans - International | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	111
End of the measurement period	78	111
Defined benefit pension plans - International | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	275
End of the measurement period	230	275
Defined benefit pension plans - International | Level 2 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	108
End of the measurement period	101	108
Defined benefit pension plans - International | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	442	278
Transfers In	83	2
Transfers Out	(99)	(5)
On assets still held at reporting date	16	(13)
On assets sold during the period	(1)	16
Purchases, sales, settlements	54	133
Foreign currency translation impact	1	31
End of the measurement period	496	442
Defined benefit pension plans - International | Level 3 | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	267
End of the measurement period	292	267
Defined benefit pension plans - International | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	267
End of the measurement period	292	267
Defined benefit pension plans - International | Level 3 | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - International | Level 3 | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	77	0
Defined benefit pension plans - International | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	117
End of the measurement period	48	117
Defined benefit pension plans - International | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	58
End of the measurement period	79	58
Defined benefit pension plans - International | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	58
End of the measurement period	79	58
Defined benefit pension plans - International | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans - International | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | Defined benefit pension plans - International
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	3,876	3,007
Foreign currency translation impact	(132)	208
End of the measurement period	3,712	3,876
Bank | Defined benefit pension plans - International | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,046
End of the measurement period	1,926	2,046
Bank | Defined benefit pension plans - International | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,476
End of the measurement period	1,551	1,476
Bank | Defined benefit pension plans - International | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	570
End of the measurement period	375	570
Bank | Defined benefit pension plans - International | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	882
End of the measurement period	936	882
Bank | Defined benefit pension plans - International | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	117
End of the measurement period	135	117
Bank | Defined benefit pension plans - International | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	444
End of the measurement period	372	444
Bank | Defined benefit pension plans - International | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	169
End of the measurement period	157	169
Bank | Defined benefit pension plans - International | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	275
End of the measurement period	215	275
Bank | Defined benefit pension plans - International | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	108
End of the measurement period	101	108
Bank | Defined benefit pension plans - International | Level 1
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	596
End of the measurement period	1,246	596
Bank | Defined benefit pension plans - International | Level 1 | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	189
End of the measurement period	890	189
Bank | Defined benefit pension plans - International | Level 1 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	181
End of the measurement period	522	181
Bank | Defined benefit pension plans - International | Level 1 | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	8
End of the measurement period	368	8
Bank | Defined benefit pension plans - International | Level 1 | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	216
End of the measurement period	339	216
Bank | Defined benefit pension plans - International | Level 1 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 1 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	(15)	0
Bank | Defined benefit pension plans - International | Level 1 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 1 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	(15)	0
Bank | Defined benefit pension plans - International | Level 1 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 2
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	2,838
End of the measurement period	1,970	2,838
Bank | Defined benefit pension plans - International | Level 2 | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,590
End of the measurement period	744	1,590
Bank | Defined benefit pension plans - International | Level 2 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	1,028
End of the measurement period	737	1,028
Bank | Defined benefit pension plans - International | Level 2 | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	562
End of the measurement period	7	562
Bank | Defined benefit pension plans - International | Level 2 | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	666
End of the measurement period	520	666
Bank | Defined benefit pension plans - International | Level 2 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	87	0
Bank | Defined benefit pension plans - International | Level 2 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	386
End of the measurement period	308	386
Bank | Defined benefit pension plans - International | Level 2 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	111
End of the measurement period	78	111
Bank | Defined benefit pension plans - International | Level 2 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	275
End of the measurement period	230	275
Bank | Defined benefit pension plans - International | Level 2 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	108
End of the measurement period	101	108
Bank | Defined benefit pension plans - International | Level 3
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	442	278
Transfers In	83	2
Transfers Out	(99)	(4)
On assets still held at reporting date	15	(14)
On assets sold during the period	(1)	16
Purchases, sales, settlements	54	133
Foreign currency translation impact	2	31
End of the measurement period	496	442
Bank | Defined benefit pension plans - International | Level 3 | Debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	267
End of the measurement period	292	267
Bank | Defined benefit pension plans - International | Level 3 | Corporate debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	267	177
Transfers In	0	2
Transfers Out	(12)	0
On assets still held at reporting date	2	(13)
On assets sold during the period	0	17
Purchases, sales, settlements	35	65
Foreign currency translation impact	0	19
End of the measurement period	292	267
Bank | Defined benefit pension plans - International | Level 3 | Governments debt securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 3 | Equity securities
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
Transfers In	77
Transfers Out	0
On assets still held at reporting date	0
On assets sold during the period	0
Purchases, sales, settlements	0
Foreign currency translation impact	0
End of the measurement period	77	0
Bank | Defined benefit pension plans - International | Level 3 | Real estate - indirect
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	117	94
Transfers In	0	0
Transfers Out	(87)	0
On assets still held at reporting date	12	9
On assets sold during the period	0	0
Purchases, sales, settlements	4	3
Foreign currency translation impact	2	11
End of the measurement period	48	117
Bank | Defined benefit pension plans - International | Level 3 | Alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	58	7
Transfers In	6	0
Transfers Out	0	(4)
On assets still held at reporting date	1	(10)
On assets sold during the period	(1)	(1)
Purchases, sales, settlements	15	65
Foreign currency translation impact	0	1
End of the measurement period	79	58
Bank | Defined benefit pension plans - International | Level 3 | Hedge funds
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	58	3
Transfers In	6	0
Transfers Out	0	0
On assets still held at reporting date	1	(10)
On assets sold during the period	(1)	(1)
Purchases, sales, settlements	15	65
Foreign currency translation impact	0	1
End of the measurement period	79	58
Bank | Defined benefit pension plans - International | Level 3 | Other alternative investments
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0	4
Transfers In		0
Transfers Out		(4)
On assets still held at reporting date		0
On assets sold during the period		0
Purchases, sales, settlements		0
Foreign currency translation impact		0
End of the measurement period	0	0
Bank | Defined benefit pension plans - International | Level 3 | Other investments, plan assets
Plan assets measured at fair value on a recurring basis
Beginning of the measurement period	0
End of the measurement period	SFr 0	SFr 0